GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)

COMMON STOCKS — 63.2%
	SHARES	VALUE
Software & Services — 7.6%
Adobe, Inc. (a)	9,207	$2,932,429
Autodesk, Inc. (a)	11,965	2,564,099
Mastercard, Inc., Class A	18,404	6,039,825
Microsoft Corporation	53,091	12,324,014
Paycom Software, Inc. (a)	7,024	2,430,304
PayPal Holdings, Inc. (a)	25,725	2,150,096
		28,440,767
Technology Hardware & Equipment — 5.1%
Apple, Inc.	108,052	16,568,694
Palo Alto Networks, Inc. (a)	15,612	2,678,863
		19,247,557
Capital Goods — 5.1%
Deere & Company	8,719	3,451,155
Eaton Corporation PLC	21,989	3,299,889
Illinois Tool Works, Inc.	11,220	2,395,807
Rockwell Automation, Inc.	8,926	2,278,808
Trane Technologies PLC	15,557	2,483,364
Westinghouse Air Brake Technologies Corporation	33,630	3,137,006
Xylem, Inc.	21,084	2,159,634
		19,205,663
Healthcare Equipment & Services — 5.1%
Baxter International, Inc.	28,987	1,575,444
CVS Health Corp.	31,621	2,994,509
Elevance Health, Inc.	14,251	7,792,019
Medtronic PLC	22,868	1,997,291
Stryker Corporation	12,760	2,925,102
West Pharmaceutical Services, Inc.	7,437	1,711,254
		18,995,619
Pharmaceuticals & Biotechnology — 4.7%
AstraZeneca PLC ADR (b)	80,933	4,759,670
IQVIA Holdings, Inc. (a)	15,895	3,332,705
Merck & Company, Inc.	27,300	2,762,760
Roche Holding AG ADR	92,577	3,827,133

	SHARES	VALUE
Pharmaceuticals & Biotechnology — (continued)
Thermo Fisher Scientific, Inc.	5,889	$3,026,769
		17,709,037
Retailing — 4.3%
Home Depot, Inc. (The)	11,443	3,388,616
Target Corporation	26,209	4,304,828
TJX Companies, Inc. (The)	69,602	5,018,304
Tractor Supply Company	14,712	3,233,256
		15,945,004
Banks — 3.6%
East West Bancorp, Inc.	43,189	3,091,037
First Republic Bank	23,150	2,780,315
KeyCorp	161,925	2,893,600
PNC Financial Services Group, Inc. (The)	19,684	3,185,461
SVB Financial Group (a)	6,707	1,549,049
		13,499,462
Media & Entertainment — 3.6%
Alphabet, Inc., Class A (a)	105,940	10,012,389
Walt Disney Company (The) (a)	32,150	3,425,261
		13,437,650
Renewable Energy & Energy Efficiency — 3.3%
First Solar, Inc. (a)	25,901	3,770,408
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	41,772	1,135,363
Ormat Technologies, Inc.	19,664	1,778,609
SolarEdge Technologies, Inc. (a)	19,701	4,531,821
Sunrun, Inc. (a)	47,155	1,061,459
		12,277,660
Semiconductors — 3.0%
Analog Devices, Inc.	19,593	2,794,353
ASML Holding NV (b)	5,655	2,671,535
NVIDIA Corporation	30,001	4,049,235

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	SHARES	VALUE
Semiconductors — (continued)
Wolfspeed, Inc. (a)	20,917	$1,647,214
		11,162,337
Insurance — 2.2%
Aflac, Inc.	56,782	3,697,076
Travelers Companies, Inc. (The)	25,349	4,675,877
		8,372,953
Food & Staples Retailing — 2.1%
Costco Wholesale Corporation	10,528	5,279,792
Sysco Corporation	30,845	2,669,943
		7,949,735
Real Estate — 2.1%
American Tower Corporation REIT	14,574	3,019,587
AvalonBay Communities, Inc. REIT	10,785	1,888,669
Jones Lang LaSalle, Inc. (a)	9,787	1,557,014
Prologis, Inc. REIT	10,930	1,210,498
		7,675,768
Consumer Durables & Apparel — 1.8%
Levi Strauss & Company, Class A	129,446	1,936,512
Lululemon Athletica, Inc. (a)	7,754	2,551,376
NIKE, Inc., Class B	26,195	2,427,753
		6,915,641
Materials — 1.6%
Ball Corporation	42,686	2,108,261
Ingevity Corporation (a)	30,562	2,055,906
International Flavors & Fragrances, Inc.	17,903	1,747,512
		5,911,679

	SHARES	VALUE
Household & Personal Products — 1.5%
Procter & Gamble Company (The)	17,374	$2,339,757
Unilever PLC ADR (b)	74,953	3,411,111
		5,750,868
Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	15,948	2,728,224
United Parcel Service, Inc., Class B	14,085	2,363,041
		5,091,265
Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc. (a)	25,343	1,655,405
Starbucks Corporation	39,204	3,394,674
		5,050,079
Diversified Financials — 1.0%
LPL Financial Holdings, Inc.	15,259	3,900,963

Utilities — 1.0%
American Water Works Company, Inc.	24,572	3,571,294

Food & Beverage — 0.8%
McCormick & Company, Inc.	39,734	3,124,682

Telecommunication Services — 0.5%
Verizon Communications, Inc.	49,228	1,839,650

Automobiles & Components — 0.4%
Aptiv PLC (a)	15,823	1,441,001
Total Common Stocks (Cost $148,118,738)		236,516,334

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
BONDS & NOTES — 34.6%

Green and Sustainability Bonds — 22.4%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	$2,984,922
Apple, Inc. 3.00%, due 6/20/27 (c)	2,000,000	1,862,294
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	945,286
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,730,956
Bank of America Corporation 2.456% (3-Month USD Libor+87 basis points), due 10/22/25 (c)	4,000,000	3,733,240
Bank of Nova Scotia (The) 2.375%, due 1/18/23	1,845,000	1,836,356
BlueHub Loan Fund, Inc. 2.89%, due 1/1/27	2,000,000	1,700,300
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	4,506,660
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	3,716,208
Century Housing Corporation 0.60%, due 2/15/24	2,500,000	2,357,845
Citigroup, Inc. 1.678% (SOFR Rate+166.7 basis points), due 5/15/24 (c)	5,000,000	4,891,235
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	638,335
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	1,962,874
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	1,923,950
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	462,731

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	$2,000,000	$1,894,364
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	462,069
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	2,000,000	1,531,928
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	1,987,030
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	1,000,000	929,885
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,143,423
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,038,876
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	5,000,000	4,715,220
Preservation Of Affordable Housing, Inc. 4.479%, due 12/1/32 (c)	3,000,000	2,684,337
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,294,553
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	1,934,142
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,727,968
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,105,377
United States International Development Finance Corporation 3.28%, due 9/15/29	585,357	550,767

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
United States International Development Finance Corporation 3.43%, due 6/1/33	$199,394	$183,693
United States International Development Finance Corporation 3.05%, due 6/15/35	1,270,950	1,142,093
United States International Development Finance Corporation 2.58%, due 7/15/38	2,878,957	2,441,712
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,500,000	3,172,190
Visa, Inc. 0.75%, due 8/15/27 (c)	5,000,000	4,167,225
Xylem, Inc. 2.25%, due 1/30/31 (c)	4,500,000	3,540,015
		83,900,059
U.S. Government Agencies — 3.2%
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	500,000	478,044
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	2,771,484
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	2,769,561
Federal Home Loan Banks 1.875%, due 12/9/22	3,000,000	2,993,436
Federal Home Loan Banks 0.75%, due 12/14/23 (c)	3,000,000	2,862,864
		11,875,389
Community Development Financial Institutions — 2.9%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	1,992,412

	PRINCIPAL AMOUNT	VALUE
Community Development Financial Institutions — (continued)
Capital Impact Partners 1.00%, due 9/15/25 (c)	$1,500,000	$1,330,346
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	2,743,758
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,744,842
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,842,672
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,314,548
		10,968,578
Software & Services — 1.7%
Adobe, Inc. 3.25%, due 2/1/25 (c)	3,500,000	3,385,308
Salesforce, Inc. 3.70%, due 4/11/28 (c)	3,000,000	2,828,499
		6,213,807
Municipal — 1.0%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	4,000,000	3,818,556

Media & Entertainment — 0.9%
Alphabet, Inc. 1.998%, due 8/15/26 (c)	3,500,000	3,185,899

Capital Goods — 0.8%
Trane Technologies Luxembourg Finance SA 3.80%, due 3/21/29 (c)	3,500,000	3,121,073

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
Real Estate — 0.8%
National Community Renaissance of California 3.27%, due 12/1/32 (c)	$4,000,000	$3,083,460

Diversified Financials — 0.5%
State Street Corporation 3.10%, due 5/15/23	2,000,000	1,980,206

Insurance — 0.3%
Travelers Property Casualty Corporation 7.75%, due 4/15/26	1,000,000	1,084,641

Healthy Living — 0.1%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(d)	500,000	507,100
Total Bonds & Notes (Cost $144,850,744)		129,738,768

SHORT-TERM INVESTMENTS — 1.9%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $7,292,764)		7,292,764
Total Short-term Investments (Cost $7,292,764)		7,292,764
TOTAL INVESTMENTS — 99.7%
(Cost $300,262,246)		373,547,866
Other Assets Less Liabilities — 0.3%		992,449
NET ASSETS — 100.0%		$374,540,315

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

LP – Limited Partnership

LLC – Limited Liability Company

(a)	Non-income producing security.

(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.

(c)	Callable

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,436,985.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)

COMMON STOCKS — 99.8%
	SHARES	VALUE
Software & Services — 22.5%
Accenture PLC, Class A (a)	17,838	$5,064,208
Adobe, Inc. (b)	13,308	4,238,598
ANSYS, Inc. (b)	2,457	543,390
Autodesk, Inc. (b)	6,147	1,317,302
Automatic Data Processing, Inc.	11,820	2,856,894
Cadence Design Systems, Inc. (b)	7,785	1,178,571
Cognizant Technology Solutions Corporation, Class A	14,718	916,196
Fidelity National Information Services, Inc.	17,257	1,432,158
Fortinet, Inc. (b)	19,277	1,101,873
International Business Machines Corporation	25,323	3,501,918
Intuit, Inc.	7,542	3,224,205
Mastercard, Inc., Class A	24,461	8,027,611
Microsoft Corporation	200,200	46,472,426
NortonLifeLock, Inc.	16,825	379,067
Okta, Inc., Class A (b)	4,237	237,781
Oracle Corporation	45,073	3,518,849
Paycom Software, Inc. (b)	1,445	499,970
PayPal Holdings, Inc. (b)	30,981	2,589,392
PTC, Inc. (b)	3,122	367,865
salesforce, Inc. (b)	27,984	4,549,919
ServiceNow, Inc. (b)	5,642	2,373,815
Splunk, Inc. (b)	4,524	375,990
Teradata Corporation (b)	2,946	93,064
Visa, Inc., Class A	46,356	9,603,109
VMware, Inc., Class A	5,959	670,566
Western Union Company (The)	10,888	147,097
Workday, Inc., Class A (b)	5,626	876,643
ZoomInfo Technologies, Inc. (b)	7,367	328,053
		106,486,530
Media & Entertainment — 8.3%
Alphabet, Inc., Class A (b)	169,464	16,016,043
Alphabet, Inc., Class C (b)	158,966	15,047,722
Electronic Arts, Inc.	7,894	994,328
John Wiley & Sons, Inc., Class A	1,232	51,978
Liberty Global PLC, Series A (a)(b)	4,469	75,347
Liberty Global PLC, Series C (a)(b)	8,396	148,273

	SHARES	VALUE
Media & Entertainment — (continued)
New York Times Company (The), Class A	4,670	$135,243
Omnicom Group, Inc.	5,789	421,150
Scholastic Corporation	806	30,741
Walt Disney Company (The) (b)	51,280	5,463,371
Warner Bros Discovery, Inc. (b)	65,181	847,353
		39,231,549
Pharmaceuticals & Biotechnology — 7.8%
AbbVie, Inc.	49,768	7,286,035
Agilent Technologies, Inc.	8,450	1,169,058
Amgen, Inc.	15,034	4,064,442
Biogen, Inc. (b)	4,134	1,171,741
BioMarin Pharmaceutical, Inc. (b)	5,203	450,736
Bio-Techne Corporation	1,104	327,071
Bristol-Myers Squibb Company	59,929	4,642,700
Gilead Sciences, Inc.	35,294	2,769,167
Illumina, Inc. (b)	4,438	1,015,503
IQVIA Holdings, Inc. (b)	5,350	1,121,735
Jazz Pharmaceuticals PLC (a)(b)	1,751	251,776
Merck & Company, Inc.	71,230	7,208,476
Mettler-Toledo International, Inc. (b)	641	810,820
Vertex Pharmaceuticals, Inc. (b)	7,214	2,250,768
Waters Corporation (b)	1,701	508,888
Zoetis, Inc.	13,230	1,994,819
		37,043,735
Capital Goods — 6.1%
3M Company	15,607	1,963,204
A.O. Smith Corporation	3,644	199,618
AGCO Corporation	1,768	219,533
Air Lease Corporation, Class A	2,958	104,388
Allegion PLC (a)	2,462	257,944
Applied Industrial Technologies, Inc.	1,075	133,708
Builders FirstSource, Inc. (b)	4,852	299,174
Carrier Global Corporation	23,948	952,172
Caterpillar, Inc.	15,005	3,247,982
Cummins, Inc.	3,987	974,861
Deere & Company	8,169	3,233,454

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	SHARES	VALUE
Capital Goods — (continued)
Dover Corporation	4,072	$532,170
Eaton Corporation PLC	11,272	1,691,589
EMCOR Group, Inc.	1,446	204,031
Fastenal Company	16,277	786,667
Flowserve Corporation	3,670	105,256
Fortive Corporation	9,623	614,910
Fortune Brands Home & Security, Inc.	3,706	223,546
Graco, Inc.	4,763	331,410
Granite Construction, Inc.	1,253	42,264
IDEX Corporation	2,144	476,633
Illinois Tool Works, Inc.	8,753	1,869,028
Lennox International, Inc.	905	211,381
Lincoln Electric Holdings, Inc.	1,548	219,816
Masco Corporation	6,649	307,649
MDU Resources Group, Inc.	5,666	161,368
Middleby Corporation (The) (b)	1,452	203,077
Owens Corning	2,755	235,856
PACCAR, Inc.	9,825	951,355
Parker-Hannifin Corporation	3,626	1,053,788
Quanta Services, Inc.	4,060	576,682
Rockwell Automation, Inc.	3,288	839,426
Roper Technologies, Inc.	2,990	1,239,475
Sensata Technologies Holding NV	4,445	178,733
Snap-on, Inc.	1,512	335,740
Stanley Black & Decker, Inc.	4,242	332,955
Tennant Company	469	27,319
Timken Company (The)	1,903	135,665
Trane Technologies PLC (a)	6,605	1,054,356
United Rentals, Inc. (b)	2,023	638,681
W.W. Grainger, Inc.	1,300	759,655
Westinghouse Air Brake Technologies Corporation	4,912	458,191
Xylem, Inc.	5,082	520,549
		28,905,259
Semiconductors — 6.1%
Advanced Micro Devices, Inc. (b)	45,644	2,741,379
Analog Devices, Inc.	14,615	2,084,391
Applied Materials, Inc.	24,459	2,159,485
Intel Corporation	115,107	3,272,492

	SHARES	VALUE
Semiconductors — (continued)
Lam Research Corporation	3,919	$1,586,333
Microchip Technology, Inc.	15,655	966,540
NVIDIA Corporation	70,538	9,520,514
NXP Semiconductors NV (a)	7,421	1,084,060
ON Semiconductor Corporation (b)	12,238	751,780
Skyworks Solutions, Inc.	4,519	388,679
Texas Instruments, Inc.	25,973	4,172,043
		28,727,696
Diversified Financials — 5.3%
Ally Financial, Inc.	9,069	249,942
American Express Company	18,005	2,672,842
Ameriprise Financial, Inc.	3,104	959,509
Bank of New York Mellon Corporation (The)	21,666	912,355
BlackRock, Inc.	4,262	2,752,868
Charles Schwab Corporation (The)	40,907	3,259,061
CME Group, Inc.	10,152	1,759,342
Equitable Holdings, Inc.	10,725	328,400
FactSet Research Systems, Inc.	1,070	455,274
Franklin Resources, Inc.	8,449	198,129
Intercontinental Exchange, Inc.	15,769	1,507,043
Invesco Ltd.	9,523	145,892
Moody’s Corporation	4,693	1,243,035
Morgan Stanley	36,910	3,032,895
Nasdaq, Inc.	9,716	604,724
Northern Trust Corporation	5,555	468,564
S&P Global, Inc.	9,765	3,137,006
State Street Corporation	10,372	767,528
T. Rowe Price Group, Inc.	6,394	678,787
Voya Financial, Inc.	2,854	195,099
		25,328,295
Food & Beverage — 5.3%
Archer-Daniels-Midland Company	15,893	1,541,303
Bunge Ltd.	4,263	420,758
Campbell Soup Company	5,986	316,719
Coca-Cola Company (The)	115,964	6,940,445
Conagra Brands, Inc.	13,493	495,193

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	SHARES	VALUE
Food & Beverage — (continued)
Darling Ingredients, Inc. (b)	4,538	$356,142
General Mills, Inc.	17,015	1,388,084
Hormel Foods Corporation	8,427	391,434
Ingredion, Inc.	1,861	165,852
JM Smucker Company (The)	3,061	461,170
Kellogg Company	7,167	550,569
Keurig Dr Pepper, Inc.	22,059	856,772
Kraft Heinz Company (The)	20,767	798,907
Lamb Weston Holdings, Inc.	4,077	351,519
McCormick & Company, Inc.	7,025	552,446
Mondelez International, Inc., Class A	38,916	2,392,556
PepsiCo, Inc.	38,934	7,069,636
		25,049,505
Healthcare Equipment & Services — 5.1%
ABIOMED, Inc. (b)	1,287	324,427
Align Technology, Inc. (b)	2,104	408,807
AmerisourceBergen Corporation	4,436	697,428
Becton, Dickinson and Company	8,012	1,890,592
Cardinal Health, Inc.	7,694	583,975
Centene Corporation (b)	16,527	1,406,944
Cigna Corporation	8,925	2,883,311
Cooper Cos., Inc. (The)	1,389	379,739
DaVita, Inc. (b)	1,612	117,692
DENTSPLY SIRONA, Inc.	6,103	188,094
DexCom, Inc. (b)	11,091	1,339,571
Edwards Lifesciences Corporation (b)	17,566	1,272,305
Elevance Health, Inc.	6,784	3,709,288
HCA Healthcare, Inc.	6,677	1,452,047
Henry Schein, Inc. (b)	3,894	266,583
Hologic, Inc. (b)	7,033	476,837
Humana, Inc.	3,569	1,991,788
IDEXX Laboratories, Inc. (b)	2,368	851,722
Insulet Corporation (b)	1,950	504,680
Laboratory Corporation of America Holdings	2,620	581,273
Patterson Companies, Inc.	2,494	64,769
Pediatrix Medical Group, Inc. (b)	2,345	45,493
Quest Diagnostics, Inc.	3,319	476,774
ResMed, Inc.	4,134	924,734

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Select Medical Holdings Corporation	3,099	$79,582
STERIS PLC	2,819	486,503
Teladoc Health, Inc. (b)	4,537	134,477
West Pharmaceutical Services, Inc.	2,096	482,290
		24,021,725
Retailing — 4.2%
AutoNation, Inc. (b)	1,065	113,220
Best Buy Company, Inc.	5,692	389,390
Booking Holdings, Inc. (b)	1,147	2,144,294
Buckle, Inc. (The)	813	31,975
CarMax, Inc. (b)	4,491	282,978
Foot Locker, Inc.	2,444	77,475
GameStop Corporation, Class A (b)	7,256	205,417
Gap, Inc. (The)	5,660	63,788
Home Depot, Inc. (The)	28,964	8,577,109
Kohl’s Corporation	3,615	108,269
LKQ Corporation	7,555	420,360
Lowe’s Companies, Inc.	18,005	3,510,075
Nordstrom, Inc.	3,112	63,298
ODP Corporation (The) (b)	1,210	47,880
Pool Corporation	1,123	341,650
Signet Jewelers Ltd.	1,332	86,900
Target Corporation	13,062	2,145,433
Tractor Supply Company	3,162	694,913
Ulta Beauty, Inc. (b)	1,464	613,958
		19,918,382
Renewable Energy & Energy Efficiency — 3.9%
Acuity Brands, Inc.	970	178,063
Itron, Inc. (b)	1,270	62,090
Johnson Controls International, PLC	19,648	1,136,440
Ormat Technologies, Inc.	1,263	114,239
Tesla, Inc. (b)	74,439	16,937,850
		18,428,682

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	SHARES	VALUE
Real Estate — 3.2%
American Tower Corporation REIT	12,833	$2,658,869
Anywhere Real Estate, Inc. (b)	3,345	24,853
AvalonBay Communities, Inc. REIT	3,954	692,424
Boston Properties, Inc. REIT	4,195	304,977
CBRE Group, Inc., Class A (b)	9,239	655,415
Corporate Office Properties Trust REIT	3,201	85,307
Digital Realty Trust, Inc. REIT	8,050	807,013
Equinix, Inc. REIT	2,572	1,456,884
Equity Residential REIT	10,101	636,565
Federal Realty Investment Trust REIT	1,988	196,772
Healthpeak Properties, Inc. REIT	15,213	361,005
Host Hotels & Resorts, Inc. REIT	20,178	380,961
Iron Mountain, Inc. REIT	8,174	409,272
Jones Lang LaSalle, Inc. (b)	1,379	219,385
Macerich Company (The) REIT	6,163	68,594
PotlatchDeltic Corporation REIT	2,268	100,903
Prologis, Inc. REIT	25,961	2,875,181
SBA Communications Corporation, Class A REIT	3,049	822,925
Simon Property Group, Inc. REIT	9,290	1,012,424
UDR, Inc. REIT	8,978	356,965
Ventas, Inc. REIT	11,319	442,912
Welltower, Inc. REIT	12,837	783,571
		15,353,177
Materials — 3.0%
Air Products & Chemicals, Inc.	6,266	1,569,006
Albemarle Corporation	3,308	925,810
Amcor PLC (a)	42,249	489,243
Avery Dennison Corporation	2,311	391,830
Axalta Coating Systems Ltd. (b)	6,247	145,680
Ball Corporation	9,025	445,745
Compass Minerals International, Inc.	974	38,512
Ecolab, Inc.	7,260	1,140,328
H.B. Fuller Company	1,473	102,683
International Flavors & Fragrances, Inc.	7,205	703,280

	SHARES	VALUE
Materials — (continued)
Linde PLC (a)	14,149	$4,207,205
Minerals Technologies, Inc.	934	51,379
Mosaic Company (The)	10,229	549,809
Newmont Corporation	22,435	949,449
PPG Industries, Inc.	6,669	761,467
Schnitzer Steel Industries, Inc., Class A	743	20,054
Sealed Air Corporation	4,092	194,861
Sherwin-Williams Company (The)	6,982	1,571,160
Sonoco Products Company	2,725	169,168
		14,426,669
Insurance — 3.0%
Allstate Corporation (The)	7,765	980,331
Arthur J. Gallagher & Company	5,933	1,109,946
Chubb Ltd. (a)	11,987	2,575,886
Hartford Financial Services Group, Inc. (The)	9,298	673,268
Lincoln National Corporation	4,568	246,078
Loews Corporation	5,876	335,050
Marsh & McLennan Companies, Inc.	14,112	2,278,947
Principal Financial Group, Inc.	7,141	629,336
Progressive Corporation (The)	16,442	2,111,153
Prudential Financial, Inc.	10,599	1,114,909
Travelers Companies, Inc. (The)	6,779	1,250,454
Willis Towers Watson PLC (a)	3,137	684,525
		13,989,883
Household & Personal Products — 2.9%
Clorox Company (The)	3,473	507,197
Colgate-Palmolive Company	22,366	1,651,505
Estee Lauder Companies, Inc. (The), Class A	6,545	1,312,207
Kimberly-Clark Corporation	9,515	1,184,237
Procter & Gamble Company (The)	67,591	9,102,480
		13,757,626

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	SHARES	VALUE
Consumer Services — 2.7%
Aramark	6,513	$237,725
Choice Hotels International, Inc.	1,023	132,826
Darden Restaurants, Inc.	3,508	502,135
Domino’s Pizza, Inc.	1,016	337,556
Hilton Worldwide Holdings, Inc.	7,861	1,063,279
Jack in the Box, Inc.	583	51,438
Marriott International, Inc., Class A	7,857	1,257,984
McDonald’s Corporation	20,825	5,678,144
Royal Caribbean Cruises Ltd. (b)	6,412	342,273
Starbucks Corporation	32,290	2,795,991
Vail Resorts, Inc.	1,149	251,780
		12,651,131
Technology Hardware & Equipment — 2.7%
Cisco Systems, Inc.	116,577	5,296,093
Cognex Corporation	4,899	226,481
CommScope Holding Company, Inc. (b)	5,878	77,825
Corning, Inc.	22,693	730,034
Dell Technologies, Inc., Class C	7,712	296,141
F5, Inc. (b)	1,713	244,805
Flex Ltd. (b)	12,990	254,344
Hewlett Packard Enterprise Company	36,714	523,909
HP, Inc.	29,786	822,689
Keysight Technologies, Inc. (b)	5,140	895,131
Motorola Solutions, Inc.	4,721	1,178,881
TE Connectivity Ltd. (a)	9,098	1,112,048
Trimble, Inc. (b)	7,054	424,368
Xerox Holdings Corporation	3,252	47,577
Zebra Technologies Corporation, Class A (b)	1,474	417,466
		12,547,792
Transportation — 2.2%
AMERCO	276	158,752
ArcBest Corporation	682	54,171
Avis Budget Group, Inc. (b)	884	209,031
C.H. Robinson Worldwide, Inc.	3,592	351,010
CSX Corporation	61,421	1,784,894
Delta Air Lines, Inc. (b)	4,419	149,937

	SHARES	VALUE
Transportation — (continued)
Expeditors International of Washington, Inc.	4,732	$463,026
Ryder System, Inc.	1,433	115,371
Southwest Airlines Company (b)	4,208	152,961
Union Pacific Corporation	17,682	3,485,830
United Parcel Service, Inc., Class B	20,682	3,469,819
		10,394,802
Banks — 1.9%
Bank of Hawaii Corporation	1,143	86,811
Cathay General Bancorp	2,023	92,249
Citizens Financial Group, Inc.	13,991	572,232
Comerica, Inc.	3,662	258,171
First Republic Bank	5,078	609,868
Heartland Financial USA, Inc.	1,213	59,825
Huntington Bancshares, Inc.	40,557	615,655
International Bancshares Corporation	1,580	78,368
KeyCorp	26,276	469,552
M&T Bank Corporation	5,073	854,141
New York Community Bancorp, Inc.	13,148	122,408
Old National Bancorp	8,304	162,426
PNC Financial Services Group, Inc. (The)	11,682	1,890,498
Regions Financial Corporation	26,387	579,195
SVB Financial Group (b)	1,658	382,932
Truist Financial Corporation	37,614	1,684,731
Umpqua Holdings Corporation	5,980	118,882
Zions Bancorp NA	4,228	219,602
		8,857,546
Consumer Durables & Apparel — 1.2%
Capri Holdings Ltd. (a)(b)	4,152	189,664
Columbia Sportswear Company	976	72,712
Deckers Outdoor Corporation (b)	753	263,497
Ethan Allen Interiors, Inc.	593	15,175
Garmin Ltd. (a)	4,361	383,943
Hanesbrands, Inc.	9,732	66,372
Hasbro, Inc.	3,729	243,317

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
La-Z-Boy, Inc.	1,160	$28,733
Mattel, Inc. (b)	9,824	186,263
Meritage Homes Corporation (b)	1,027	78,216
Mohawk Industries, Inc. (b)	1,428	135,303
Newell Brands, Inc.	11,059	152,725
NIKE, Inc., Class B	35,750	3,313,310
PVH Corporation	1,931	99,099
Topgolf Callaway Brands Corporation (b)	3,876	72,559
Under Armour, Inc., Class A (b)	5,187	38,643
Under Armour, Inc., Class C (b)	5,777	37,897
VF Corporation	9,216	260,352
Whirlpool Corporation	1,579	218,281
Wolverine World Wide, Inc.	2,254	38,611
		5,894,672
Telecommunication Services — 1.0%
Lumen Technologies Inc.	26,155	192,501
Verizon Communications, Inc.	118,309	4,421,207
		4,613,708
Food & Staples Retailing — 0.5%
Kroger Co. (The)	19,547	924,378
Sysco Corporation	14,390	1,245,598
		2,169,976
Commercial & Professional Services — 0.4%
ACCO Brands Corporation	2,536	11,666
ASGN, Inc. (b)	1,433	121,490
Copart, Inc. (b)	6,045	695,296
Deluxe Corporation	1,142	20,990
Exponent, Inc.	1,440	137,174
Heidrick & Struggles International, Inc.	506	14,249
HNI Corporation	1,177	34,121
ICF International, Inc.	513	61,370
Interface, Inc.	1,695	19,171
Kelly Services, Inc., Class A	951	15,539
ManpowerGroup, Inc.	1,483	116,178
Resources Connection, Inc.	840	15,347
Robert Half International, Inc.	3,100	237,026

	SHARES	VALUE
Commercial & Professional Services — (continued)
Steelcase, Inc., Class A	2,304	$17,902
Tetra Tech, Inc.	1,506	212,768
TransUnion	5,420	321,243
TrueBlue, Inc. (b)	927	18,225
		2,069,755
Automobiles & Components — 0.3%
Aptiv PLC (a)(b)	7,636	695,410
Autoliv, Inc. (a)	2,346	188,501
BorgWarner, Inc.	6,772	254,153
Harley-Davidson, Inc.	3,919	168,517
Rivian Automotive, Inc., Class A (b)	8,779	307,002
		1,613,583
Utilities — 0.2%
American Water Works Company, Inc.	5,134	746,176
Essential Utilities, Inc.	7,023	310,557
		1,056,733
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,585	48,365
United Natural Foods, Inc. (b)	1,633	69,256
		117,621
Total Common Stocks
(Cost $275,006,160)		472,656,032

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	concluded

VALUE
SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $860,722)	$860,722
Total Short-term Investments
(Cost $860,722)	860,722
TOTAL INVESTMENTS — 100.0%
(Cost $275,866,882)	473,516,754
Other Assets Less Liabilities — 0.0%	193,117
NET ASSETS — 100.0%	$473,709,871

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)

COMMON STOCKS — 98.8%
	SHARES	VALUE
Japan — 19.8%
Aeon Company, Ltd.	27,900	$520,352
Ajinomoto Company, Inc.	19,200	528,062
Asahi Kasei Corporation	53,500	343,037
Astellas Pharma, Inc.	77,700	1,072,119
Azbil Corporation	4,900	133,161
Daifuku Co., Ltd.	4,300	196,832
Dai-ichi Life Holdings, Inc.	41,800	663,899
Daiichi Sankyo Company Ltd.	74,400	2,381,601
Daikin Industries Ltd.	10,600	1,587,744
FANUC Corporation	8,100	1,059,898
Fast Retailing Company Ltd.	2,500	1,392,853
Fujitsu Ltd.	8,300	954,986
Hankyu Hanshin Holdings, Inc.	9,700	288,097
Hitachi Construction Machinery Company Ltd.	4,100	80,212
Hulic Company Ltd.	15,300	111,144
Ibiden Company Ltd.	4,800	161,795
JFE Holdings, Inc.	20,100	184,139
Kao Corp.	20,300	758,244
KDDI Corp.	68,500	2,024,653
Kikkoman Corporation	6,000	325,140
Kubota Corporation	43,600	608,202
Kurita Water Industries Ltd.	4,400	161,062
Mitsubishi Chemical Group Corporation	54,800	247,551
Nitto Denko Corporation	6,100	321,383
Nomura Research Institute Ltd.	13,900	307,610
Omron Corporation	7,700	359,115
Panasonic Holdings Corporation	94,300	671,663
Recruit Holdings Company Ltd.	61,200	1,883,195
Sekisui House Ltd.	26,300	436,654
SG Holdings Company Ltd.	11,700	155,038
SoftBank Corporation	121,500	1,198,523
Sompo Holdings, Inc.	13,200	550,338
Sony Group Corporation	53,800	3,627,985
Sumitomo Chemical Company, Ltd.	63,500	213,821
Suntory Beverage & Food Ltd.	5,900	197,395
Sysmex Corporation	7,100	382,150
Terumo Corporation	27,500	834,598
Tokyo Electron Ltd.	6,300	1,657,509
Tokyu Corp.	22,700	261,743
Toray Industries, Inc.	59,300	288,041

	SHARES	VALUE
Japan — (continued)
Yamaha Corporation	6,000	$226,526
Yamaha Motor Company Ltd.	12,700	262,161
Z Holdings Corporation	113,700	293,432
		29,913,663
Canada — 11.4%
Agnico Eagle Mines Ltd.	19,478	856,809
Bank of Nova Scotia (The)	50,771	2,453,957
FirstService Corporation	1,657	207,137
Gildan Activewear, Inc.	7,987	252,027
Intact Financial Corporation	7,427	1,128,496
Magna International, Inc.	11,865	661,179
Metro, Inc.	10,267	537,842
National Bank of Canada	14,280	972,264
Nutrien Ltd.	23,367	1,974,292
Ritchie Bros Auctioneers, Inc.	4,671	305,137
Rogers Communications, Inc., Class B	14,983	623,668
Shopify, Inc. (a)	48,661	1,668,347
TELUS Corporation	19,591	409,105
Toromont Industries Ltd.	3,472	266,822
Toronto-Dominion Bank (The)	77,947	4,988,402
		17,305,484
United Kingdom — 9.9%
abrdn plc	89,567	163,203
Ashtead Group PLC	18,760	977,256
Barratt Developments PLC	41,856	180,528
Berkeley Group Holdings PLC	4,759	189,346
British Land Company PLC (The) REIT	36,671	153,829
BT Group PLC	294,462	438,823
Bunzl PLC	14,239	463,981
Burberry Group PLC	16,771	349,456
Coca-Cola Europacific Partners PLC	8,775	412,864
Croda International PLC	6,046	468,376
Informa PLC	61,134	389,540
InterContinental Hotels Group PLC	7,746	416,195
Intertek Group PLC	6,777	283,906
J Sainsbury PLC	74,991	167,164

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	SHARES	VALUE
United Kingdom — (continued)
Kingfisher PLC	85,437	$214,651
Legal & General Group PLC	256,707	686,750
Mondi PLC	20,518	344,258
Pearson PLC	29,043	321,012
RELX PLC	81,462	2,188,086
Schroders PLC	32,687	146,765
Segro PLC REIT	52,460	472,134
Severn Trent PLC	10,474	300,598
St. James’s Place PLC	23,550	287,580
Unilever PLC	108,196	4,917,930
		14,934,231
Switzerland — 9.5%
Coca-Cola HBC AG (a)	8,404	183,570
Givaudan SA	393	1,173,810
Kuehne + Nagel International AG	2,311	491,910
Lonza Group AG	3,153	1,623,034
Roche Holding AG	24,600	8,161,827
SGS SA	272	599,597
Sonova Holding AG	2,266	535,573
Swiss Life Holding AG	1,335	646,404
Swiss Re AG	12,834	953,324
		14,369,049
France — 9.1%
AXA SA	79,536	1,964,112
BioMerieux	1,832	162,091
Bureau Veritas SA	12,319	304,772
Cie Generale des Etablissements Michelin SCA	28,761	732,941
Covivio REIT	1,928	103,227
Danone SA	27,236	1,353,602
EssilorLuxottica SA	12,186	1,926,931
Klepierre SA REIT (a)	9,057	182,028
L’Oreal SA	10,225	3,210,662
Publicis Groupe SA	9,642	539,989
Schneider Electric SE	23,127	2,924,527
Valeo SA	8,692	143,182
Vivendi SA	31,347	256,572
		13,804,636

	SHARES	VALUE
Netherlands — 8.3%
Akzo Nobel NV	7,663	$473,074
ASML Holding NV	15,151	7,107,068
CNH Industrial NV	43,156	558,307
IMCD NV	2,434	315,673
Koninklijke DSM NV	7,445	875,750
NN Group NV	11,710	495,825
Prosus NV (a)	35,138	1,519,410
Wolters Kluwer NV	11,191	1,189,128
		12,534,235
Denmark — 7.4%
AP Moller - Maersk A/S, Class A	126	252,086
AP Moller - Maersk A/S, Class B	218	455,440
Coloplast A/S, Class B	5,039	561,698
Demant A/S (a)	3,886	106,116
Genmab A/S (a)	2,785	1,072,803
GN Store Nord A/S	5,450	115,820
Novo Nordisk A/S, Class B	70,253	7,638,697
Pandora A/S	3,813	200,577
Vestas Wind Systems A/S	43,018	848,043
		11,251,280
Australia — 5.5%
ASX Ltd.	8,031	347,961
BlueScope Steel Ltd.	20,504	206,469
Brambles Ltd.	60,815	455,292
Cochlear Ltd.	2,855	364,698
Coles Group Ltd.	56,744	593,279
Computershare Ltd.	23,452	379,632
Dexus REIT	45,703	227,737
Evolution Mining Ltd.	76,526	101,514
Fortescue Metals Group Ltd.	72,592	683,871
Goodman Group	71,115	773,759
GPT Group (The) REIT	87,480	241,748
Lendlease Corporation Ltd.	29,429	163,642
Mineral Resources Ltd.	7,358	344,946
Mirvac Group REIT	163,122	216,126
Newcrest Mining Ltd.	37,924	420,007
Orica Ltd.	18,651	165,900
QBE Insurance Group Ltd.	62,450	489,278

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	continued

	SHARES	VALUE
Australia — (continued)
REA Group Ltd.	2,203	$170,741
Stockland REIT	101,127	232,998
Suncorp Group Ltd.	52,141	381,402
Transurban Group	130,334	1,105,588
Vicinity Ltd. REIT	160,280	199,812
		8,266,400
Germany — 4.6%
adidas AG	7,309	713,461
Allianz SE	17,292	3,110,877
Carl Zeiss Meditec AG	1,685	203,956
Deutsche Boerse AG	8,029	1,305,661
GEA Group AG	6,488	226,783
Merck KGaA	5,511	898,091
Puma SE	4,443	196,427
Telefonica Deutschland Holding AG	44,847	97,716
Zalando SE (a)(b)	9,415	216,996
		6,969,968
Hong Kong — 3.5%
AIA Group Ltd.	512,200	3,879,786
BOC Hong Kong Holdings Ltd.	156,000	484,737
Hang Seng Bank Ltd.	32,617	459,172
MTR Corporation Ltd.	63,667	280,146
Swire Pacific Ltd. A Shares	21,000	139,303
Swire Properties Ltd.	50,200	96,479
		5,339,623
Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	282,654	1,458,130
Industria de Diseno Textil SA	46,125	1,046,945
		2,505,075
Ireland — 1.4%
CRH PLC	32,238	1,161,132
James Hardie Industries PLC	18,546	404,903
Kerry Group PLC, Class A	6,823	592,605
		2,158,640

	SHARES	VALUE
Sweden — 1.3%
Boliden AB	11,591	$337,077
Electrolux AB	9,249	114,107
Essity AB, Class B	26,117	551,809
Husqvarna AB B Shares	17,356	103,045
Svenska Cellulosa AB SCA, Class B	25,754	303,841
Tele2 AB B Shares	23,375	191,582
Telia Company AB	113,992	302,052
		1,903,513
Italy — 1.2%
Amplifon SpA	5,123	127,275
Intesa Sanpaolo SpA	703,504	1,341,239
Prysmian SpA	11,067	360,206
		1,828,720
Singapore — 0.9%
Capitaland Investment Ltd.	107,411	228,427
City Developments Ltd.	17,800	95,971
United Overseas Bank Ltd.	50,300	986,826
		1,311,224
Norway — 0.8%
DNB Bank ASA	39,387	696,630
Orkla ASA	31,637	213,396
Telenor ASA	29,975	272,407
		1,182,433
Finland — 0.8%
Elisa Oyj	6,020	290,922
Kesko Oyj B Shares	11,579	225,333
Orion Oyj, Class B	4,456	205,055
Stora Enso Oyj R Shares	23,343	304,361
Wartsila OYJ Abp	20,038	136,603
		1,162,274
Jersey — 0.7%
Ferguson PLC	9,065	988,608

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

October 31, 2022

(unaudited)	concluded

	SHARES	VALUE
Belgium — 0.5%
KBC Group NV	10,618	$532,123
Umicore SA	8,852	291,812
		823,935
Israel — 0.4%
Bank Leumi Le-Israel BM	65,077	620,810

New Zealand — 0.1%
Meridian Energy Ltd.	55,021	155,962
Total Common Stocks
(Cost $165,885,069)		149,329,763

SHORT-TERM INVESTMENTS — 0.6%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $917,843)		917,843
Total Short-term Investments
(Cost $917,843)		917,843
TOTAL INVESTMENTS — 99.4%
(Cost $166,802,912)		150,247,606
Other Assets Less Liabilities — 0.6%		965,761
NET ASSETS — 100.0%		$151,213,367

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $216,996.

(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

4